Discontinued Operations (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of net loss from discontinued operations
Revenues	$ 2,876	$ 6,527	$ 8,197
Property operating expenses	(1,842)	(3,365)	(4,255)
Depreciation and amortization	(1,147)	(1,993)	(2,316)
Interest expense, net of interest income	(368)	(351)	(353)
Impairment of real estate assets	(8,726)	(4,013)	(2,541)
Loss from operations of disposed properties	(9,207)	(3,195)	(1,268)
Gain on sale of real estate properties	1,954	557
Net loss from discontinued operations	$ (7,253)	$ (2,638)	$ (1,268)